Cover	Jun. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2024
Entity File Number	001-37776
Entity Registrant Name	SHINECO, INC.
Entity Central Index Key	0001300734
Entity Tax Identification Number	52-2175898
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	T1, South Tower
Entity Address, Address Line Two	Jiazhaoye Square
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100022
City Area Code	+86
Local Phone Number	10-87227366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SISI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false